Income Taxes (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of income tax recovery

	2019	2018	2017
Income (loss) before income taxes	$(9,476,934)	$(7,509,986)	$(302,397)
Effective income tax rate (%)	27.25	27.60	27.60%
Expected income tax recovery	$(2,582,166)	$(2,072,756)	$(83,462)
Loss (income) related to entities taxed as partnerships	-	1,648,189	83,462
Temporary differences related to inventory valuation	(142,025)	(24,262)	-
Temporary differences related to start-up costs	99,029	-	-
Temporary differences related to Transaction costs	320,709	-	-
Non-deductible expenses	1,059,283	29,378	-
Temporary differences related to cost of goods sold	172,517	245,410	-
Unrealized gain on biological assets	(134,720)	(149,413)	-
Share issuance costs	(13,457)	-	-
Losses and other deductions for which no benefit has been recognized	1,220,830	323,454	-
Income tax expense (recovery)	$-	$-	$-

Schedule of Deferred Taxes

Deferred tax assets	2019	2018
Start up costs	$299,259	$200,231
Inventory	24,349	48,498
Biological asset fair value adjustment	-	(149,955)
Net operating loss carry-forwards	2,307,529	335,701
Share issuance costs	10,226	-
Transaction costs	331,164	-
Allowance for doubtful accounts	-	29,485
	2,972,527	463,960
Deferred taxes not recognized	(2,972,527)	(463,960)
Net deferred tax assets	$-	$-